American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
May 31, 2025

Avantis U.S. Large Cap Value ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.3%
ATI, Inc.(1)	98,291	7,827,895
BWX Technologies, Inc.	98,006	12,309,554
		20,137,449
Air Freight and Logistics — 1.7%
Expeditors International of Washington, Inc.	181,024	20,406,836
FedEx Corp.	215,611	47,024,759
United Parcel Service, Inc., Class B	598,769	58,403,928
		125,835,523
Automobile Components — 0.6%
Aptiv PLC(1)	167,363	11,181,522
Autoliv, Inc.	127,335	13,092,585
BorgWarner, Inc.	351,402	11,627,892
Lear Corp.	46,451	4,200,099
		40,102,098
Automobiles — 1.4%
Ford Motor Co.	4,286,007	44,488,753
General Motors Co.	1,194,292	59,248,826
Harley-Davidson, Inc.	30,922	748,621
		104,486,200
Banks — 3.8%
Bank OZK	72,562	3,216,673
Comerica, Inc.	21,887	1,249,529
East West Bancorp, Inc.	156,487	14,271,614
Fifth Third Bancorp	12,826	489,825
First Citizens BancShares, Inc., Class A	10,150	18,766,132
JPMorgan Chase & Co.	861,089	227,327,496
Western Alliance Bancorp	672	48,660
Zions Bancorp NA	173,794	8,230,884
		273,600,813
Beverages — 0.3%
Celsius Holdings, Inc.(1)	191,811	7,265,801
Coca-Cola Consolidated, Inc.	90,540	10,380,411
Constellation Brands, Inc., Class A	11,554	2,059,963
Molson Coors Beverage Co., Class B	32,234	1,727,420
National Beverage Corp.	7,370	333,345
		21,766,940
Biotechnology — 1.8%
Alkermes PLC(1)	8,411	257,461
Exelixis, Inc.(1)	354,135	15,241,970
Gilead Sciences, Inc.	1,029,294	113,304,684
		128,804,115
Broadline Retail — 4.3%
Amazon.com, Inc.(1)	942,698	193,262,517
Coupang, Inc.(1)	290,444	8,146,954
Dillard's, Inc., Class A	6,589	2,609,376
eBay, Inc.	556,197	40,696,935
Macy's, Inc.	238,941	2,841,008

MercadoLibre, Inc.(1)	23,074	59,145,353
		306,702,143
Building Products — 1.1%
A.O. Smith Corp.	27,765	1,785,567
Advanced Drainage Systems, Inc.	53,436	5,875,823
Armstrong World Industries, Inc.	86,089	13,398,031
Carlisle Cos., Inc.	19,858	7,549,614
Lennox International, Inc.	40,514	22,868,127
Owens Corning	139,550	18,692,723
Trex Co., Inc.(1)	60,630	3,387,398
UFP Industries, Inc.	26,517	2,586,999
		76,144,282
Capital Markets — 2.1%
Ameriprise Financial, Inc.	116,949	59,555,109
Carlyle Group, Inc.	17,433	787,972
Goldman Sachs Group, Inc.	16,034	9,627,615
LPL Financial Holdings, Inc.	44,483	17,222,038
Morgan Stanley	55,135	7,058,934
Northern Trust Corp.	293,938	31,374,942
Raymond James Financial, Inc.	118,731	17,451,082
T. Rowe Price Group, Inc.	86,352	8,081,684
		151,159,376
Chemicals — 1.0%
Cabot Corp.	50,682	3,785,439
CF Industries Holdings, Inc.	253,840	23,025,826
Dow, Inc.	349,511	9,695,435
FMC Corp.	98,377	3,990,171
LyondellBasell Industries NV, Class A	320,877	18,126,342
Mosaic Co.	108,430	3,918,660
NewMarket Corp.	11,591	7,465,299
Olin Corp.	108,582	2,107,577
RPM International, Inc.	9,453	1,076,130
		73,190,879
Communications Equipment — 0.0%
Ubiquiti, Inc.	4,619	1,825,845
Construction and Engineering — 1.0%
Comfort Systems USA, Inc.	51,412	24,586,761
Dycom Industries, Inc.(1)	3,840	882,893
EMCOR Group, Inc.	72,038	33,991,851
IES Holdings, Inc.(1)	1,179	306,139
Sterling Infrastructure, Inc.(1)	731	137,435
Valmont Industries, Inc.	36,002	11,450,076
		71,355,155
Construction Materials — 0.2%
Eagle Materials, Inc.	57,891	11,706,139
Knife River Corp.(1)	16,263	1,530,348
		13,236,487
Consumer Finance — 2.1%
Ally Financial, Inc.	411,035	14,386,225
American Express Co.	78,424	23,060,577
Capital One Financial Corp.	280,059	52,973,160
OneMain Holdings, Inc.	217,685	11,284,790
SLM Corp.	449,167	14,539,536

Synchrony Financial	622,272	35,873,981
		152,118,269
Consumer Staples Distribution & Retail — 4.6%
BJ's Wholesale Club Holdings, Inc.(1)	232,888	26,365,251
Costco Wholesale Corp.	120,710	125,560,128
Dollar General Corp.	180,522	17,555,765
Dollar Tree, Inc.(1)	329,369	29,728,846
Kroger Co.	835,766	57,024,314
Sprouts Farmers Market, Inc.(1)	180,454	31,193,278
Target Corp.	440,324	41,394,859
		328,822,441
Containers and Packaging — 0.5%
Graphic Packaging Holding Co.	541,110	12,023,464
International Paper Co.	55,218	2,639,973
Packaging Corp. of America	96,666	18,672,971
Sonoco Products Co.	40,120	1,827,065
		35,163,473
Distributors — 0.1%
Pool Corp.	28,492	8,564,410
Diversified Consumer Services — 0.2%
Grand Canyon Education, Inc.(1)	29,370	5,810,708
Stride, Inc.(1)	77,883	11,790,707
		17,601,415
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	4,420,080	122,878,224
Frontier Communications Parent, Inc.(1)	229,191	8,303,590
Iridium Communications, Inc.	4,487	113,970
Verizon Communications, Inc.	2,615,875	114,993,865
		246,289,649
Electrical Equipment — 0.2%
Atkore, Inc.	2,848	185,405
NEXTracker, Inc., Class A(1)	209,355	11,868,335
		12,053,740
Electronic Equipment, Instruments and Components — 1.0%
Arrow Electronics, Inc.(1)	78,092	9,244,531
Flex Ltd.(1)	672,348	28,440,320
Insight Enterprises, Inc.(1)	32,417	4,226,853
Jabil, Inc.	178,946	30,064,717
		71,976,421
Energy Equipment and Services — 1.0%
Baker Hughes Co.	644,502	23,878,799
ChampionX Corp.	242,211	5,830,019
Halliburton Co.	695,604	13,626,882
Noble Corp. PLC	17,712	438,726
NOV, Inc.	155,619	1,867,428
Patterson-UTI Energy, Inc.	25,052	138,287
Schlumberger NV	95,904	3,169,627
TechnipFMC PLC	684,444	21,320,431
Weatherford International PLC	73,164	3,189,951
		73,460,150
Financial Services — 1.2%
Corebridge Financial, Inc.	416,720	13,589,239
Enact Holdings, Inc.	11,604	410,781
Equitable Holdings, Inc.	192,317	10,167,800
Essent Group Ltd.	11,354	658,532

Jackson Financial, Inc., Class A	146,620	12,009,644
MGIC Investment Corp.	385,824	10,205,045
Radian Group, Inc.	2,419	82,609
Visa, Inc., Class A	105,305	38,456,333
		85,579,983
Food Products — 0.9%
Archer-Daniels-Midland Co.	150,520	7,265,600
Bunge Global SA	199,683	15,605,226
Cal-Maine Foods, Inc.	22,560	2,164,181
Hershey Co.	92,148	14,807,262
Ingredion, Inc.	121,927	16,962,484
Lamb Weston Holdings, Inc.	74,629	4,162,806
Pilgrim's Pride Corp.	82,549	4,058,109
		65,025,668
Ground Transportation — 4.1%
CSX Corp.	1,971,396	62,276,400
JB Hunt Transport Services, Inc.	122,102	16,953,863
Landstar System, Inc.	50,549	6,936,334
Lyft, Inc., Class A(1)	288,838	4,401,891
Norfolk Southern Corp.	224,100	55,379,592
Old Dominion Freight Line, Inc.	202,325	32,406,395
Ryder System, Inc.	79,079	11,634,893
Saia, Inc.(1)	6,502	1,719,194
Schneider National, Inc., Class B	2,967	68,745
U-Haul Holding Co.	17,302	986,906
Union Pacific Corp.	449,433	99,621,319
		292,385,532
Health Care Equipment and Supplies — 1.1%
Dexcom, Inc.(1)	305,043	26,172,689
Edwards Lifesciences Corp.(1)	71,352	5,581,153
Globus Medical, Inc., Class A(1)	61,376	3,632,232
IDEXX Laboratories, Inc.(1)	42,552	21,844,495
Lantheus Holdings, Inc.(1)	127,677	9,647,274
Masimo Corp.(1)	81,520	13,247,000
		80,124,843
Health Care Providers and Services — 0.3%
Centene Corp.(1)	79,841	4,506,226
CorVel Corp.(1)	8,150	906,850
Universal Health Services, Inc., Class B	73,396	13,970,929
		19,384,005
Hotels, Restaurants and Leisure — 3.0%
Boyd Gaming Corp.	123,786	9,280,236
Carnival Corp.(1)	1,411,930	32,785,015
Chipotle Mexican Grill, Inc.(1)	915,268	45,836,621
Darden Restaurants, Inc.	1,125	240,986
Las Vegas Sands Corp.	452,248	18,614,528
Norwegian Cruise Line Holdings Ltd.(1)	913,585	16,124,775
Royal Caribbean Cruises Ltd.	274,552	70,551,628
Texas Roadhouse, Inc.	115,098	22,468,281
		215,902,070
Household Durables — 0.8%
Installed Building Products, Inc.	20,859	3,326,594
Lennar Corp., B Shares	1,581	160,155
Lennar Corp., Class A	94,264	9,999,525
Mohawk Industries, Inc.(1)	6,297	633,541

NVR, Inc.(1)	2,482	17,661,738
PulteGroup, Inc.	168,474	16,515,506
Toll Brothers, Inc.	79,658	8,304,347
		56,601,406
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	1,012,226	10,213,360
Talen Energy Corp.(1)	94,542	23,063,521
		33,276,881
Insurance — 9.0%
Allstate Corp.	272,151	57,116,330
American Financial Group, Inc.	104,786	12,991,368
American International Group, Inc.	612,786	51,866,207
Arch Capital Group Ltd.	337,816	32,106,033
Assurant, Inc.	44,116	8,954,666
Axis Capital Holdings Ltd.	159,162	16,521,016
CNA Financial Corp.	1,891	90,598
Everest Group Ltd.	27,789	9,648,063
F&G Annuities & Life, Inc.	10,144	324,202
Fidelity National Financial, Inc.	272,567	14,928,495
Globe Life, Inc.	154,528	18,832,327
Hanover Insurance Group, Inc.	2,299	404,578
Hartford Insurance Group, Inc.	390,747	50,734,590
Lincoln National Corp.	252,138	8,355,853
Markel Group, Inc.(1)	18,347	35,624,370
MetLife, Inc.	556,189	43,705,332
Oscar Health, Inc., Class A(1)	8,636	119,177
Primerica, Inc.	63,004	17,048,882
Principal Financial Group, Inc.	47,050	3,664,725
Progressive Corp.	378,912	107,963,396
Prudential Financial, Inc.	372,587	38,708,063
RenaissanceRe Holdings Ltd.	84,343	21,036,831
Travelers Cos., Inc.	262,273	72,308,666
Unum Group	282,253	23,062,893
W.R. Berkley Corp.	17,895	1,336,578
		647,453,239
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A	566,211	97,241,077
Alphabet, Inc., Class C	460,754	79,641,329
Meta Platforms, Inc., Class A	372,474	241,173,190
		418,055,596
IT Services — 0.3%
DXC Technology Co.(1)	4,496	68,339
Kyndryl Holdings, Inc.(1)	479,662	18,726,005
		18,794,344
Leisure Products — 0.1%
Mattel, Inc.(1)	563,797	10,678,315
Machinery — 4.4%
AGCO Corp.	106,851	10,469,261
Caterpillar, Inc.	331,994	115,543,872
Deere & Co.	203,709	103,129,718
Donaldson Co., Inc.	102,876	7,155,026
Graco, Inc.	926	78,395
Lincoln Electric Holdings, Inc.	39,577	7,661,712
PACCAR, Inc.	498,933	46,824,862
Snap-on, Inc.	43,323	13,895,852

Timken Co.	9,924	679,695
Toro Co.	120,912	9,162,711
		314,601,104
Marine Transportation — 0.0%
Kirby Corp.(1)	4,992	552,315
Media — 1.2%
Comcast Corp., Class A	2,425,667	83,855,308
Metals and Mining — 1.0%
Commercial Metals Co.	162,190	7,556,432
Freeport-McMoRan, Inc.	452,192	17,400,348
Nucor Corp.	255,441	27,935,028
Steel Dynamics, Inc.	180,062	22,160,230
		75,052,038
Oil, Gas and Consumable Fuels — 11.9%
Antero Midstream Corp.	440,403	8,270,768
APA Corp.	467,832	7,957,822
Cheniere Energy, Inc.	260,939	61,839,934
Chevron Corp.	722,646	98,785,708
Chord Energy Corp.	84,001	7,560,090
Civitas Resources, Inc.	87,195	2,386,527
ConocoPhillips	905,885	77,317,285
Coterra Energy, Inc.	1,035,473	25,172,349
Devon Energy Corp.	788,252	23,852,506
Diamondback Energy, Inc.	66,186	8,905,326
EOG Resources, Inc.	541,160	58,753,741
EQT Corp.	1,711	94,328
Exxon Mobil Corp.	1,602,349	163,920,303
Hess Corp.	350,853	46,379,258
Hess Midstream LP, Class A	205,377	7,598,949
HF Sinclair Corp.	10,187	368,056
Magnolia Oil & Gas Corp., Class A	111,062	2,387,833
Marathon Petroleum Corp.	188,845	30,354,945
Matador Resources Co.	213,294	9,173,775
Murphy Oil Corp.	115,760	2,422,857
Occidental Petroleum Corp.	642,759	26,211,712
ONEOK, Inc.	229,117	18,521,818
Ovintiv, Inc.	445,771	15,967,517
Permian Resources Corp.	1,030,766	12,997,959
Range Resources Corp.	356,780	13,571,911
SM Energy Co.	97,066	2,273,286
Targa Resources Corp.	295,012	46,591,245
Valero Energy Corp.	199,691	25,754,148
Williams Cos., Inc.	785,778	47,547,427
		852,939,383
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	119,539	10,766,878
Passenger Airlines — 1.4%
Alaska Air Group, Inc.(1)	277,629	14,139,645
Delta Air Lines, Inc.	955,748	46,248,646
Southwest Airlines Co.	1,692	56,479
United Airlines Holdings, Inc.(1)	556,660	44,223,853
		104,668,623
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	61,799	4,136,825
Pharmaceuticals — 3.7%
Elanco Animal Health, Inc.(1)	754	10,134

Jazz Pharmaceuticals PLC(1)	114,133	12,334,353
Johnson & Johnson	773,304	120,024,514
Merck & Co., Inc.	1,173,470	90,169,435
Viatris, Inc.	1,732,787	15,231,198
Zoetis, Inc.	172,259	29,048,035
		266,817,669
Professional Services — 0.9%
Automatic Data Processing, Inc.	110,930	36,111,043
Paycom Software, Inc.	96,051	24,885,853
Robert Half, Inc.	112,120	5,133,975
		66,130,871
Semiconductors and Semiconductor Equipment — 2.0%
Amkor Technology, Inc.	151,080	2,722,462
Cirrus Logic, Inc.(1)	1,105	108,688
KLA Corp.	15,649	11,844,415
Lam Research Corp.	1,061,183	85,732,974
Micron Technology, Inc.	311,707	29,443,843
ON Semiconductor Corp.(1)	198	8,320
QUALCOMM, Inc.	50,097	7,274,084
Skyworks Solutions, Inc.	84,454	5,829,860
		142,964,646
Software — 0.5%
Fortinet, Inc.(1)	293,925	29,915,686
InterDigital, Inc.	956	207,701
Pegasystems, Inc.	21,081	2,069,100
Qualys, Inc.(1)	11,355	1,573,235
		33,765,722
Specialty Retail — 4.9%
Abercrombie & Fitch Co., Class A(1)	68,831	5,402,545
Academy Sports & Outdoors, Inc.	29,459	1,205,168
Best Buy Co., Inc.	296,501	19,652,086
Burlington Stores, Inc.(1)	101,752	23,226,929
Dick's Sporting Goods, Inc.	92,949	16,669,474
Five Below, Inc.(1)	11,325	1,320,155
Gap, Inc.	503,042	11,222,867
Lithia Motors, Inc.	2,927	927,595
Murphy USA, Inc.	30,456	12,998,316
Ross Stores, Inc.	365,462	51,197,572
TJX Cos., Inc.	821,480	104,245,812
Tractor Supply Co.	705,504	34,146,394
Ulta Beauty, Inc.(1)	76,652	36,138,352
Urban Outfitters, Inc.(1)	10,103	706,200
Williams-Sonoma, Inc.	222,850	36,048,216
		355,107,681
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	1,135,044	227,973,587
Textiles, Apparel and Luxury Goods — 2.3%
Columbia Sportswear Co.	3,165	201,864
Crocs, Inc.(1)	104,009	10,608,918
Deckers Outdoor Corp.(1)	228,877	24,151,101
Levi Strauss & Co., Class A	180,519	3,132,005
Lululemon Athletica, Inc.(1)	158,603	50,224,812
NIKE, Inc., Class B	755,090	45,750,903
PVH Corp.	12,996	1,088,675
Ralph Lauren Corp.	74,323	20,573,349

VF Corp.	703,317	8,763,330
		164,494,957
Trading Companies and Distributors — 1.4%
Air Lease Corp.	134,806	7,766,174
Boise Cascade Co.	32,106	2,789,369
Fastenal Co.	200	8,268
FTAI Aviation Ltd.	135,724	15,900,067
GATX Corp.	15,612	2,486,055
Herc Holdings, Inc.	28,686	3,557,064
MSC Industrial Direct Co., Inc., Class A	28,564	2,319,397
United Rentals, Inc.	126	89,256
WESCO International, Inc.	83,778	14,065,488
WW Grainger, Inc.	47,259	51,396,998
		100,378,136
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	289,118	70,024,380
TOTAL COMMON STOCKS (Cost $6,835,763,046)		7,171,889,278
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $3,272,222)	3,272,222	3,272,222
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $6,839,035,268)		7,175,161,500
OTHER ASSETS AND LIABILITIES — 0.2%		12,212,705
TOTAL NET ASSETS — 100.0%		$7,187,374,205

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.